Fair Value	9 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value
8 - Fair Value
To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its fair value financial instruments into the three levels prescribed under GAAP. An explanation of each level follows the tables and qualitative disclosures below. There were no transfers between fair value measurement levels for any periods presented.
The following table presents the Company’s fair value hierarchy for assets and liabilities measured and recognized at fair value, excluding investments where the NAV practical expedient has been elected, on a recurring basis:

	As of December 31, 2025				As of March 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$2,518	$—	$—	$2,518	$1,914	$—	$—	$1,914
Short-term investments (1)	735	—	—	735	740	—	—	740
Equity investments (2)	70	—	62	132	98	—	200	298
Available-for-sale debt securities	—	—	14	14	—	—	—	—
Convertible loans receivable	—	—	—	—	—	—	34	34
Foreign currency forward contracts	—	4	—	4	—	7	—	7
Total financial assets	$3,323	$4	$76	$3,403	$2,752	$7	$234	$2,993

Financial liabilities
Foreign currency forward contracts	$—	$1	$—	$1	$—	$2	$—	$2
Total financial liabilities	$—	$1	$—	$1	$—	$2	$—	$2
(1)Short-term investments represent term deposits with banks with a maturity between 3 and 12 months.
(2)In accordance with ASC Subtopic 820-10, Fair Value Measurements, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.
The following tables summarize changes in the fair value, along with other activity associated with the Company’s Level 3 financial assets and liabilities. See below for a description of the valuation techniques and inputs used in the fair value measurement of Level 3 investments including equity method investments, convertible loans receivable, and currency exchange contracts.
Equity Method Investments

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Fair value of financial assets at the beginning of the period	$200	$457	$200	$466
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	5	(4)	5	(13)
Sale of equity investments	(143)	—	(143)	—
Fair value at the end of the period	$62	$453	$62	$453
In December 2025, the Company, as a minority shareholder of Ampere, received $143.4 million in gross proceeds for its equity interest in Ampere. See Note 5 - Equity Investments, for further details.
The Company elected the fair value option in accordance with the guidance in ASC 825, Financial Instruments (“ASC 825”) for its investments in Acetone Limited and Ampere. The Company initially computed the fair value for its investments consistent with the methodology and assumptions that market participants would use in their estimates of fair value with the assistance of a third-party valuation specialist or based on inputs from the investee. The fair value computation is updated on a quarterly basis. The investments are classified within Level 3 in the fair value hierarchy because the Company estimates the fair value of the investments using the (i) the market-calibration approach based on the guideline public company method, (ii) subject to availability of sufficient information, the income approach based on the discounted cash flow method, or (iii) the probability-weighted, expected return (“PWER”) approach.
The market-calibration approach considers valuation multiples that are calibrated to the valuation as of the prior valuation date (i.e., quarterly) based on: (a) changes in the broader market or industry; (b) changes in the guideline public companies; and (c) changes in the company’s operating and financial performance. The fair value computation under this approach includes a key assumption for the range of valuation multiples (i.e., enterprise value or revenue), which requires significant professional judgment by the valuation specialist and is based on observable inputs (e.g., market data) and unobservable inputs (e.g., market participant assumptions).
The PWER approach is based on discrete future exit scenarios to determine the value of various equity securities. Under the PWER approach, the share value today is based on the probability-weighted, present value of expected future distributions, taking into account the rights and preferences of each debt and equity class. The Company considers an initial public offering scenario, a sale scenario, and a scenario assuming continued operation as a private entity for future exit scenarios. The fair value computation under this approach includes key assumptions for time to liquidity outcomes, discount rate, and present value factors.
The following tables provide quantitative information related to certain key assumptions utilized in the valuation of equity method investments accounted for under the fair value option:

As of December 31, 2025
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$62	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	1.1x - 1.3x

As of March 31, 2025
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$200	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	1.1x - 1.3x
		Ampere – PWER	Probability of exit event	100%
			Time to future exit scenario	0.8 years
Convertible Loans Receivable

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Fair value of financial assets at the beginning of the period	$34	$33	$34	$32
Settlement of convertible note receivable	(39)	—	(39)	—
Fair value gains recognized in the Condensed Consolidated Income Statements	5	—	5	1
Fair value at the end of the period	$—	$33	$—	$33
In December 2021, the Company acquired a $29.0 million convertible promissory note issued by Ampere, which was included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets. In December 2025, the Company received $39.3 million from the settlement of the convertible loan in Ampere. As of March 31, 2025, the Company has not converted any of its convertible promissory note into equity and did not recognize any credit losses related to this convertible loan.
The fair value of the Ampere convertible loan, prior to settlement, was based upon significant unobservable inputs, including the use of a probability weighted discounted cash flows model, requiring the Company to develop its own assumptions. Therefore, the Company has categorized this asset as a Level 3 financial asset.
The fair value calculated using significant unobservable inputs did not differ materially from the amortized cost basis prior to settlement in December 2025 and as of March 31, 2025.
Currency Exchange Contracts
For currency exchange contracts, these contracts are valued at the present value of future cash flows based on forward exchange rates at the balance sheet date.